Document and Entity Information	Jul. 20, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 20, 2026
Entity Registrant Name	CHASE GENERAL CORPORATION
Entity Incorporation, State or Country Code	MO
Entity File Number	2-5916
Entity Tax Identification Number	36-2667734
Entity Address, Address Line One	1307 South 59th
Entity Address, City or Town	St. Joseph
Entity Address State Or Province	MO
Entity Address, Postal Zip Code	64507
City Area Code	816
Local Phone Number	279-1625
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000015357
Amendment Flag	false